Explanatory notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flows Explanatory Notes [Abstract]
Disclosure of reconciliation of liabilities arising from financing activities	The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2024 and 2023:

	Years ended December 31,
	2024	2023
	(€ million)
Total Debt at January 1	€29,463	€27,153
Add: Derivative (assets)/liabilities and collateral at January 1	(109)	(67)
Add: Securities and financial receivables at January 1	(9,357)	(4,176)
Total Liabilities from financing activities at January 1	€19,997	€22,910

Cash flows(1)	9,623	(2,640)
Foreign exchange effects	12	(250)
Fair value changes	85	468
Changes in scope of consolidation	350	955
Transfer to (assets)/liabilities held for sale	(10)	(122)
Other changes	715	(1,324)

Total Liabilities from financing activities at December 31	€30,772	€19,997
Less: Derivative (assets)/liabilities and collateral at December 31	(409)	(109)
Less: Securities and financial receivables at December 31	(6,046)	(9,357)
Total Debt at December 31	€37,227	€29,463
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(1) Includes the lines (a) Changes in short-term debt and other financial assets and liabilities, (b) Changes in long-term debt and (3) Change in securities. Refer to the
Consolidated Statement of Cash Flows for additional information